Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity
(10)   Stockholders’ Equity
Accumulated Other Comprehensive (Loss) Income
The following details the change in the components of the Company’s accumulated other comprehensive (loss) income for the years ended December 31, as indicated.
(in thousands)	Unrealized Loss on Securities (1)	Unrecognized Net Pension and Postretirement Costs (2)	Accumulated Other Comprehensive (Loss) Income
Balance, December 31, 2014	$214	$(1,442)	$(1,228)
Other comprehensive (loss) income, before reclassifications	(1,291)	144	(1,147)
Amounts reclassified from accumulated other comprehensive (loss) income	(8)	5	(3)
Current period other comprehensive (loss) income, before tax	(1,299)	149	(1,150)
Deferred tax adjustment	0	(77)	(77)
Income tax benefit (expense)	494	(57)	437
Current period other comprehensive (loss) income, net of tax	(805)	15	(790)
Balance, December 31, 2015	$(591)	$(1,427)	$(2,018)
Other comprehensive (loss) income, before reclassifications	(1,566)	79	(1,487)
Amounts reclassified from accumulated other comprehensive (loss) income	(602)	(786)	(1,388)
Current period other comprehensive loss, before tax	(2,168)	(707)	(2,875)
Income tax benefit	823	269	1,092
Current period other comprehensive loss, net of tax	(1,345)	(438)	(1,783)
Balance, December 31, 2016	$(1,936)	$(1,865)	$(3,801)

(1)   The pre-tax amounts reclassified from accumulated other comprehensive (loss) income are included in gain on sale of investment securities in the consolidated statements of income.

(2)   The pre-tax amounts reclassified from accumulated other comprehensive income are included in the computation of net periodic pension cost. See Note 11.